Significant accounting estimates and assumptions	12 Months Ended
Dec. 31, 2022
Disclosure of changes in accounting estimates [abstract]
Significant Accounting Estimates And Assumptions
3. SIGNIFICANT ACCOUNTING ESTIMATES AND ASSUMPTIONS
Significant accounting estimates and assumptions are continuously evaluated based on a number of factors, including historical experience and expectations of future events that are considered reasonably probable. Accounting estimates calculated based on these definitions may not match actual results. The accounting estimates and assumptions that include a significant risk of materially changing the carrying amounts of assets and liabilities currently recognized in the following accounting period are as follows.
1)
COVID-19
effect review
The diffusion of
COVID-19
has had a significant impact on the global economy including Korea. Financial and economic shocks may have negative impacts on the Group’s financial condition and results of operations in various forms both domestically and internationally, however, the Korean government is providing unprecedented financial and economic relief measures such as extension of maturity of loans. Despite the announcement of these various forms of government support policies, the negative impact of the
COVID-19
on the global economy continues.
The Group determined that the credit risk of loan affected by the loan deferment has significantly increased and evaluated that the possibility of default is high. The Group will continue to assess the adequacy of forward-looking information related to the duration of the impact of
COVID-19
on economy and government policies.
<Woori Bank>
Woori Bank’s total loans (loan receivables, payment guarantees) that are subject to loan deferment and interest deferment, total loans that changed its stage from
12-month
to lifetime expected credit losses (Stage 2), and the expected credit loss allowances recognized additionally are as follows. (Unit: Korean Won in millions):

		December 31, 2021	December 31, 2022
Total loans (loan receivables, payment guarantees) that are subject to loan deferment and interest deferment	Corporate	2,428,496	1,960,524
	Retail	167,146	216,487
	Total	2,595,642	2,177,011
Total loans changed its stage from 12-month to lifetime (Stage 2) expected credit losses	Corporate	2,125,492	1,777,108
	Retail	134,920	169,851
	Total	2,260,412	1,946,959
The expected credit loss allowances that are additionally recognized	Corporate	275,057	312,371
	Retail	9,657	12,643
	Total	284,714	325,014
In addition, as of December 31, 2021 and 2022 the Group applied the overlay in consideration of the potential for insolvency due to market interest rate hikes and the increase in economic uncertainty due to the prolonged spread of
COVID-19
when forecasting the future economy.
As of December 31, 2021 and 2022, the monetary effect of the provision for expected credit loss due to the application of the forecast of future economic conditions overlay is as follows. (Unit: Korean Won in millions):

	December 31, 2021	December 31, 2022
Corporate	48,583	347,801
Retail	6,237	16,256
Total	54,820	364,057

<Woori Card>
Woori Card Co., Ltd. determined that the credit risk of obligors receiving financial support due to
COVID-19
significantly increased, and transferred the loss allowance at the amount equivalent to lifetime expected credit loss. As of December 31, 2022, the balance of amortised cost of a financial asset of the obligors who need financial support amounts to 6,670 million
W
on, and the additional provisioned loss allowance is 177 million
W
on.
<Woori Financial Capital Co., Ltd.>
Woori Financial Capital Co., Ltd. determined that the credit risk of obligors receiving financial support due to
COVID-19
significantly increased, and evaluated that the possibility of default is high. As a result, as of December 31, 2021 and 2022, the amortized cost of a financial asset of the obligors subject to the deferment of redemption and interest deferment due to
COVID-19
amounts to 80,291 million
W
on and 52,611 million
W
on, and the expected credit loss provisions recognized in relation to them are 15,575 million
W
on and 10,606 million
W
on.
2) Income taxes
The Group has recognized current and deferred taxes based on best estimates of expected future income tax effect arising from the Group’s operations until the end of the current reporting period. However, actual tax payment may not be identical to the related assets/liabilities already recognized, and these differences may affect current taxes and deferred tax assets/liabilities at the time when income tax effects are finalized. Deferred tax assets relating to tax losses carried forward and deductible temporary differences are recognized only to the extent that it is probable that future taxable profit will be available against which the tax losses carried forward and the deductible temporary differences can be utilized. In this case the Group’s evaluation considers various factors such as estimated future taxable profit based on forecasted operating results, which are based on historical financial performance. The Group is reviewing the carrying amount of deferred tax assets every end of the reporting period and in the event that the possibility of earning future taxable income changes, the deferred tax assets are adjusted up to taxable income sufficient to use deductible temporary differences.
3) Valuation of financial instruments
Financial assets at FVTPL and FVTOCI are recognized in the consolidated financial statements at fair value. All derivatives are measured at fair value. Valuation techniques are required in order to determine fair values of financial instruments where observable market prices do not exist. Financial instruments that are not actively traded and have low price transparency will have less objective fair value and require broad judgment in liquidity, concentration, uncertainty in market factors and assumption in price determination and other risks.
As described in ‘2. Basis of Preparation and Significant Accounting Policies (9) 5) Fair value of financial instruments’, when valuation techniques are used to determine the fair value of a financial instrument, various general and internally developed techniques are used, and various types of assumptions and variables are incorporated during the process.
4) Impairment of financial instruments
The accuracy of the provision for credit losses is determined by the estimation of the expected cash flows for each tenant for estimating the individually assessed loan-loss allowance, and the assumptions and variables in the model used for estimating the collectively assessed loan-loss allowance payment, guarantee and unused commitment.
The Group has estimated the allowance for credit losses based on reasonable and supportable information that was available without undue cost or effort at the reporting date about past events, current conditions and forecasts of future economic conditions.

Information on measuring expected credit loss is described in 4. Risk Management (1) 2) Measurement of expected credit loss.
5) Defined benefit plan
The Group operates a defined benefit pension plan. Defined benefit obligation is calculated at every end of the reporting period by performing actuarial valuation, and estimation of assumptions such as discount rate, expected wage growth rate and mortality rate is required to perform such actuarial valuation. The defined benefit plan, due to its long-term nature, contains significant uncertainties in its estimates.